CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 93,673,000	¥ 606,796,000		¥ 375,879,000
Prepaid expenses and other current assets	4,873,000	31,560,000		55,374,000
Short term investment	4,040,000	26,169,000		25,219,000
Total current assets	306,719,000	1,986,857,000		864,815,000
Non-current assets:
Property and equipment, net	77,178,000	499,946,000		418,886,000
Long term investments	7,743,000	50,157,000		46,950,000
Total non-current assets	97,526,000	631,759,000		866,393,000
TOTAL ASSETS	404,245,000	2,618,616,000		1,731,208,000
Current liabilities:
Accrued expenses and other payables	11,796,000	76,409,000		411,803,000
Total current liabilities	274,739,000	1,779,700,000		864,105,000
Total liabilities	292,836,000	1,896,929,000		896,261,000
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 430,738,131 and 399,905,971shares issued and outstanding as of December 31, 2014 and 2015, respectively)	48,000	310,000		310,000
Additional paid-in capital	227,464,000	1,473,468,000		1,424,075,000
Treasury stock	(14,554,000)	(94,275,000)		(41,940,000)
Statutory reserves	205,000	1,326,000		1,326,000
Accumulated deficit	(102,428,000)	(663,506,000)		(550,610,000)
Accumulated other comprehensive income	603,000	3,903,000		1,786,000
Total shareholder's equity	111,409,000	721,687,000		834,947,000	¥ 653,133,000	¥ 661,889,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	404,245,000	2,618,616,000		1,731,208,000
Parent
Current assets:
Cash and cash equivalents	7,157,000	46,363,000	$ 11,332,000	73,408,000	¥ 117,626,000	¥ 164,024,000
Prepaid expenses and other current assets	327,000	2,117,000		2,256,000
Short term investment	4,040,000	26,169,000		25,219,000
Total current assets	11,524,000	74,649,000		100,883,000
Non-current assets:
Property and equipment, net	446,000	2,890,000		5,565,000
Long term investments	2,754,000	17,841,000		16,539,000
Investments in subsidiaries and consolidated VIEs	97,175,000	629,483,000		714,317,000
Total non-current assets	100,375,000	650,214,000		736,421,000
TOTAL ASSETS	111,899,000	724,863,000		837,304,000
Current liabilities:
Accrued expenses and other payables	561,000	3,637,000		2,357,000
Total current liabilities	561,000	3,637,000		2,357,000
Total liabilities	561,000	3,637,000		2,357,000
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 430,738,131 and 399,905,971shares issued and outstanding as of December 31, 2014 and 2015, respectively)	48,000	310,000		310,000
Additional paid-in capital	227,464,000	1,473,468,000		1,424,075,000
Treasury stock	(14,554,000)	(94,275,000)		(41,940,000)
Statutory reserves	205,000	1,326,000		1,326,000
Accumulated deficit	(102,428,000)	(663,506,000)		(550,610,000)
Accumulated other comprehensive income	603,000	3,903,000		1,786,000
Total shareholder's equity	111,338,000	721,226,000		834,947,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 111,899,000	¥ 724,863,000		¥ 837,304,000